Related Party Transactions - Schedule of Significant Related Party Transactions (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Mr. Benjamin Zhai [Member]
Related Party Transaction [Line Items]
Loan proceeds from related parties	[1]		$ 94
Amounts due to related parties, current:	[2]	260		$ 450
Mr. Alan Nan Wu [Member]
Related Party Transaction [Line Items]
Loan proceeds from related parties	[2]	163	622
Amounts due to related parties, current:	[1]	618		714
Mr. Benjamin Zhai [Member]
Related Party Transaction [Line Items]
Repayments to related parties	[1]	190
Mr. Alan Nan Wu [Member]
Related Party Transaction [Line Items]
Repayments to related parties	[2]	259	27
Mr. Chenxuan Zhao [Member]
Related Party Transaction [Line Items]
Loan to a related party	[3]	255
Yunmi [Member]
Related Party Transaction [Line Items]
Share-based compensation		4,338
Mr. Chenxuan Zhao [Member]
Related Party Transaction [Line Items]
Amounts due from a related party:		259
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from a related party:		259
Amounts due to related parties, current:		$ 878		$ 1,164

[1]	On April 16, 2025, the Group entered into a loan agreement with Mr. Benjamin Zhai, pursuant to provide a loan in the principal amount of US$0.3 million. The loan has a term of 12 months from the date the funds are received by the Group. Under the terms of the agreement, the Company is required to repay a total amount of US$0.5 million upon maturity, representing principal of US$0.3 million and total interest of US$0.2 million. The effective annual interest rate is approximately 50%. Of the total loan proceeds, approximately US$0.1 million was remitted directly to the Group, and the remaining US$0.2 million was paid by Mr. Benjamin Zhai on behalf of the Group to settle audit service fees. For the six months ended June 30, 2026, the Group repaid US$0.2 million to Mr. Benjamin Zhai. As of June 30, 2026, the outstanding balance payable to Mr. Benjamin Zhai was US$0.3 million.
[2]	In 2022, My Car (Shenzhen) Technology Co, Ltd. (“My Car”, a prior related party of the Group before June 26, 2023) paid loan and expenses on behalf of the Group totaled US$5.5 million, which were interest-free and repayable on demand, and the Group repaid US$5.8 million. The Group provided loan to My Car of US$1.5 million which was transferred to Mr. Nan Wu from My Car. Subsequently, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled US$3.8 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of US$2.9 million to the Group for ordinary operations in 2022, which was repayable on demand. In 2024, the Group made repayments to Mr. Nan Wu of US$0.5 million. In 2025, the Group received interest-free loans of US$1.0 million from Mr. Nan Wu and made repayments of US$0.2 million. Following the disposal of ICONIQ, the Group still had an outstanding balance of US$0.6 million due to Mr. Alan Nan Wu as of June 30, 2026. During the six months ended June 30, 2026, the Group borrowed US$0.2 million from Mr. Alan Nan Wu and made repayments of US$0.3 million to him.
[3]	The Group provided loans to Mr. Chenxuan Zhao for use as working funds to support the Group’s daily operations, which were interest-free and repayable on demand.